EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

NOTE 35 — EQUITY

35.1. — Share Capital

The Share Capital as of December 31, 2017, is R$ 31,305,331 (R$ 31,305,331 as of December 31, 2016) and its shares have no face value. Preferred shares have no voting rights and are not convertible into common stocks, however, they have priority in the reimbursement of capital and distribution of dividends at the annual rate of 8% for class “A” shares (subscribed to by June 24, 1969) and 6% for class “B” shares (subscribed to by June 24, 1969), calculated on the capital corresponding to each class of shares.

The share capital is represented by 1,352,634,100 book-entry shares, and is distributed, by main shareholders and types of shares, as of December 31, 2017, as follows:

12/31/2017

	COMMON		PREFERENCIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%

Federal Government	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,800	6.32	—	—	—	—	68,750,800	5.08
American Depositary Receipts — ADR’s	27,781,555	2.56	—	—	14,470,255	5.45	42,251,810	3.12

Other	219,819,075	20.22	146,920	100.00	214,011,311	80.63	433,977,306	32.08

	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

12/31/2016

	COMMON		PREFERENCIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%

Federal Government	554,395,652	51.00	—	—	1,544	0.00	554,397,196	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	68,750,900	6.32	—	—	—	—	68,750,900	5.08
American Depositary Receipts — ADR’s	30,449,968	2.80	—	—	16,755,615	6.31	47,205,583	3.49

Other	217,150,562	19.98	146,920	100.00	211,725,951	79.77	429,023,433	31.72

	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Of the total of 493,174,166 shares in the hands of minority shareholders, 256,655,099, or 52.04%, are owned by non-resident investors, being 139,011,556 common shares, 28 class “A” preferred shares and 117,643,515 class “B” preferred shares.

Of the total shareholders that reside abroad, 27,781,555 common shares and 14,470,255 class “B” preferred shares are held in custody and tied to American Depositary Receipts (ADRs) program and are traded on the New York Stock Exchange (NYSE).

35.2 — Capital Reserves

	12/31/2017	12/31/2016
Compensation for insufficient remuneration - CRC	6,779,931	6,779,931
Goodwill on the issue of shares	3,384,310	3,384,310
Special - Decree-Law No. 54,936/1964	387,418	387,418
Monetary correction of the opening balance sheet of 1978	309,655	309,655
Monetary correction of the Compulsory Loan - 1987	2,708,432	2,708,432
Grants and subsidies - FINOR, FINAM and others	297,424	297,424

	13,867,170	13,867,170

35.3 — Loss Absorption

The reserves to be absorbed are shown in the table below, which represents the Management’s proposal on the destination of the 2017 result to be resolved at the Annual General Shareholders Meeting (AGO), to be held on April 28, 2018.

Absorption of losses

Accumulated Losses before absorption of losses	(1,763,805)

Absorption of reserves

Opening balance of profit reserves	3,018,680

Realization of other comprehensive income	(4,311)

Income from the acquisition of subsidiaries	(28,874)

Unclaimed shareholder remuneration - Prescribed	(22,967)

Realization of equity valuation adjustment	(10,827)

Realization of statutory reserve	(1,696,826)

Balance of Accumulated Losses after absorption of reserves	—

35.4 — Profit Reserve

	12/31/2017	12/31/2016
Legal (Article 193 - Law No. 6,404/1976)	171,295	171,295
Statutory (Article 194 - Law No. 6,404/1976)	50,382	1,747,208
Unrealized Earnings (Article 197 - Law No. 6,404/1976)	386,375	386,375
Withholding of Earnings (Article 196 - Law No. 6,404/1976)	713,802	713,802

	1,321,854	3,018,680

35.5 Dividend distribution policy

According to Eletrobras’ Bylaws, on the net income for the year:

(i) 5% (five percent) will be allocated, prior to any other destination, to the legal reserve, up to the maximum limit set forth in Brazilian Corporation Law, which currently stands at 20% (twenty percent) of share capital;

(ii) 1% (one percent) may be used to establish a reserve for technical-economic feasibility studies and projects in the electricity sector, whose accumulated balance may not exceed 2% (two percent) of the paid-up capital;

(iii) 50% (fifty percent) may be allocated to the investment reserve of companies that are concessionaries of public electric power services, whose accumulated balance may not exceed 75% (seventy-five percent) of the paid-up capital; and

(iv) up to 1% (one percent) may be used to cover social assistance to the Company’s employees, subject to the limit of 1% (one percent) of the paid-up capital.

The preferred shares of class “A” will have priority in receiving the dividends distributed in each fiscal year, at the rate of 8% (eight percent) per annum over the capital relative to that type and class of shares, to be equally apportioned among them.

The preferred shares of class “B”, in turn, will have priority in receiving the dividends distributed in each fiscal year, these incidents at the rate of 6% (six percent) per annum, on the capital relative to that class and class shares, to be among them equally apportioned.

The preferred shares will participate, under equal conditions, with the common shares in the distribution of the dividends distributed in each fiscal year, after having secured to the common shares a dividend whose value is the lower of those attributed to the preferred classes. The preferred shares are entitled to receive dividends distributed in the fiscal year, for each share, at least 10% (ten percent) higher than that attributed to each common share in the respective fiscal year.

Due to the accumulated loss position as mentioned above, there is no proposition of dividends as of December 31. 2017.